JENNISONDRYDEN PORTFOLIOS

100 Mulberry Street, 4GC3

Newark, NJ 07102

August 31, 2009

VIA EDGAR SUBMISSION

Securities and Exchange Commission

450 Fifth Street

Judiciary Plaza

Washington, D.C. 20549

Re:	485(a) Filing for JennisonDryden Portfolios
Registration Nos. 33-9269 and 811-04864

Dear Sir or Madam:

          We are filing today via EDGAR a Post-Effective Amendment under Rule 485(a) to the Registration Statement of the above-referenced Registrant. The purpose of the filing of the Post-Effective Amendment is to conform the Registrant’s Prospectus to the requirements of the new summary prospectus rule, as set forth in 17 CFR Parts 230, 232, 239, and 274.

Please direct any questions regarding this filing to the undersigned at (973) 802-6469. Thank you for your attention to this filing.

Sincerely,

/s/ Jonathan D. Shain
Jonathan D. Shain